Goodwill and Other Intangible Assets - Schedule of Change in Net Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance, beginning of period	$ 1,973,608	$ 2,004,538
Acquisitions	98,505
Reclassifications
Translation	(30,112)	(26,067)
Other	26,663	(4,863)
Balance, end of period	2,068,664	1,973,608
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	495,897	407,045
Acquisitions	98,505
Reclassifications		88,852
Translation
Other
Balance, end of period	594,402	495,897
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	774,486	805,416
Translation	(30,112)	(26,067)
Other	311	(4,863)
Balance, end of period	744,685	774,486
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	703,225	703,225
Reclassifications
Translation
Other	26,352
Balance, end of period	729,577	703,225
Other Segments [Member]
Goodwill [Line Items]
Balance, beginning of period		88,852
Reclassifications		$ (88,852)